Offerings	Jun. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	7,781,306
Proposed Maximum Offering Price per Unit	20.40
Maximum Aggregate Offering Price	$ 158,738,642.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,921.81
Offering Note	Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act. Given that there is no proposed maximum offering price per share of Class A common stock, the Registrant calculated the proposed maximum offering price per share, by analogy to Rule 457(f)(2), based on the pro forma total stockholders’ equity of the Class A common stock the Registrant registers, or $20.40 per share, which was calculated from its pro forma balance sheet as of March 31, 2026. Given that the Registrant’s shares of Class A common stock are not traded on exchange or over-the-counter, the Registrant did not use the trading prices of its Class A common stock in accordance with Rule 457(c).

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is also registering such additional indeterminate number of Class A common stock as may become issuable as a result of stock splits or stock dividends.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock issuable upon exercise of $63.60 strike price warrants
Amount Registered | shares	1,006,286
Proposed Maximum Offering Price per Unit	63.60
Maximum Aggregate Offering Price	$ 63,999,789.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,838.37
Offering Note	Pursuant to Rule 416 under the Securities Act, the Registratnt is also registering such additional indeterminate number of shares of Class A Common Stock issuable as a result of stock splits or stock dividends.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock issuable upon exercise of $74.20 strike price warrants
Amount Registered | shares	1,006,286
Proposed Maximum Offering Price per Unit	74.20
Maximum Aggregate Offering Price	$ 74,666,421.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,311.43
Offering Note	Pursuant to Rule 416 under the Securities Act, the Registratnt is also registering such additional indeterminate number of shares of Class A Common Stock issuable as a result of stock splits or stock dividends.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock issuable upon exercise of $87.45 strike price warrants
Amount Registered | shares	1,006,286
Proposed Maximum Offering Price per Unit	87.45
Maximum Aggregate Offering Price	$ 87,999,710.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,152.76
Offering Note	Pursuant to Rule 416 under the Securities Act, the Registratnt is also registering such additional indeterminate number of shares of Class A Common Stock issuable as a result of stock splits or stock dividends.